TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
TRADE PAYABLES AND ACCRUED LIABILITIES
11.	TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2018	December 31, 2017
Trade payables	$6,259	$6,243
Accrued liabilities	2,774	2,919
Taxes payable	240	1,025
Other payables	1,374	1,126
	$10,647	$11,313

Accrued liabilities includes Coricancha-related claims payable of $1,912 (December 31, 2017 ‒ $2,130), which are recoverable from Nyrstar and are included in the reimbursement right asset (note 10). While the precise timing of settlement is uncertain, such amounts are presented as current liabilities because settlement could be within twelve months of the reporting date.